Taxes	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Taxes [Text Block]

16) Taxes

a) Tax expense

	Year ended
	December 31,	December 31,
	2022	2021
Income tax expense	$(7,688)	(5,430)
Deferred income tax recovery (expense)	1,423	(3,758)
Total	$(6,265)	(9,188)

The major items causing the Company's income tax expense to differ from the Canadian combined federal and provincial statutory rate of 26.50% (2021 - 26.50%) were:

	Year Ended
	December 31,	December 31,
	2022	2021
Net income before tax	$4,039	$31,759
Expected income tax expense based on statutory rate	(1,070)	(8,416)
Adjustments to expected income tax (expense) recovery:
Permanent differences and other	(15,023)	(9,722)
Tax effect of unrecognized temporary differences and tax losses	(1,442)	(3,465)
Tax incentives and tax loss benefit not previously recognized	4,581	8,712
Effect of tax rates in foreign jurisdictions	6,636	4,971
Foreign exchange	53	(1,268)
Income tax expense	$(6,265)	$(9,188)

b) Changes in deferred tax assets and liabilities

	Year ended	2021
	December 31,	December 31,
	2022	2021
Net deferred income tax asset, beginning of the year	$3,343	$7,178
Deferred income tax recovery (expense)	1,423	(3,758)
Effect of foreign exchange	(170)	(77)
Net deferred income tax asset, end of the year	$4,596	$3,343

	December 31,	December 31,
	2022	2021
Deferred income tax asset	$4,596	$3,343
Net deferred income tax asset	$4,596	$3,343

c) Deferred income tax balances

	December 31,	December 31,
	2022	2021
Brazil
Recognized deferred tax assets:
Non-capital losses	$11,210	$10,565
Mine properties	1,999	1,754
Recognized deferred tax liabilities:
Transitional tax regime	(7,825)	(7,713)
Provisions	(3,402)	(4,227)
	$1,982	$379
Canada
Recognized deferred tax assets:
Non-capital losses	$1,690	$2,009
Ireland
Recognized deferred tax assets:
Non-capital losses	$911	$943
U.S.
Recognized deferred tax assets:
Non-capital losses	$1,738	$1,900
Provisions and other	13	12
Recognized deferred tax liabilities:
Mine properties, plant and equipment	(1,738)	(1,900)
	$13	$12

Net deferred income tax asset	$4,596	$3,343

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	December 31,	December 31,
	2022	2021
Canada
Non-capital loss carry-forwards	$45,649	$46,921
Mine properties, plant and equipment	17,561	18,778
Capital losses and foreign exchange	11,760	9,215
Share issue costs	438	1,856
Ireland
Mine properties, plant and equipment	$-	$2
U.S.
Non-capital loss carry-forwards	$36,645	$10,633
Provisions and other	361	394
Mine properties, plant and equipment	267	584

The Company has non-Canadian resident subsidiaries that have undistributed earnings of $28,381 at December 31, 2022.  These undistributed earnings are not expected to be repatriated in the foreseeable future and the Company has control over the timing of such repatriations.  Accordingly, taxes that may apply on repatriation have not been provided for.

The Company has approximately $17,561 (December 31, 2021 - $18,778) of Canadian development and exploration expenditures and $1,999 (December 31, 2021 - $1,754) of development costs in Brazil at December 31, 2022, which under certain circumstances can be used to reduce the taxable income of future years.

The non-capital losses in the United States, Brazil and Ireland carry forward indefinitely. The non-capital losses in Canada expire as follows:

Expiry Date	Amount	Expiry Date	Amount	Expiry Date	Amount
2033	$3,092	2036	$2,754	2039	$13,751
2034	16,691	2037	3,848	2040	7
2035	133	2038	11,315	2042	109
					$51,700

Deferred tax assets have only been recognized to the extent of the value of the deferred tax liabilities because it is not probable that the remaining temporary difference will reverse in the foreseeable future and that taxable profit will be available against which the tax benefits can be utilized.